UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE	68130

(Address of principal executive offices)	(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 11/30/12

ITEM 1. REPORTS TO SHAREHOLDERS

ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

November 30, 2012

Distributed by Northern Lights Distributors, LLC
Member FINRA

2012 Review of Performance Compass EMP Multi Asset Balanced Fund Compass EMP Multi Asset Growth Fund Compass EMP Alternative Strategies Funds

Overview

The Compass EMP Multi-Asset Balanced, Growth and Alternative Strategies Funds outperformed the Dow Jones UBS Commodity Index and the Dow Jones Credit Suisse Managed Futures Index, with the equity and fixed income portions of the Funds performing very well. These Funds underperformed the Barclay Hedge Fund and Hedge Fund of Fund Indexes, the S&P 500 and MSCI EAFE Indexes in 2012.

Contributions to underperformance:

1.	Short positions designed to protect against prolonged declines in multiple markets
2.	Extreme price volatility of multiple markets

Enhancements

It is anticipated the following enhancements will provide better participation in rising markets while still providing methods of protection from any sustained declines. Compass EMP has adopted the following adjustments to the Multi-Asset Balanced, Growth and Alternative Strategies Funds as of November 1, 2012:

1.	Compass EMP has reduced the amount of shorting in each of the Funds. Higher correlation and stronger performance since implementation has revealed the value of these enhancements.

2.

Compass EMP has implemented the CEMP Equity Long/Cash indexing strategy designed to capture potential upside returns as markets recover. This strategy also has the ability to help protect the portfolios in the event of market declines of more than 10%. This strategy replaces the managed futures asset class.

3.

Compass EMP has implemented a short-position reduction strategy. Historically the short portion of the Compass EMP asset allocation models has maintained a 50% short position until the markets develop an upward trend. As markets continue a downward trend, and are in a short position, Compass EMP will reduce the short position as the market continues to decline.

4.

Compass EMP has added a volatility long/short strategy that follows the volatility of the S&P 500 Index. The strategy will be included in the global equity long/short asset class, complementing existing holdings.

Compass EMP Funds appreciates the trust and confidence you have placed in our firm. Know that our objective is to advance and protect all shareholder assets. We are excited and optimistic with our performance and protection opportunities that lie ahead. Thank you for your trust.

Thank you,
Stephen Hammers, CIMA
Co-Founder / Chief Investment Officer
Compass Efficient Model Portfolios
Compass EMP Funds

Investing involves risk including the potential loss of principal. There is no guarantee that a diversified portfolio will outperform a non-diversified portfolio in any given market environment. No investment strategy, such as asset allocation, can guarantee a profit or protect against loss in periods of declining values. Past performance is no guarantee of future results. Please note that individual situations can vary. Therefore, the information presented here should only be relied upon when coordinated with individual professional advice.

Investments in international companies could experience greater volatility than investments in domestic companies due to socio-economic, market and currency value instability. Alternative investments may have additional risks that can exceed those of traditional investments such as risk associated with leveraging the investment, potential adverse market forces, regulatory changes, potential liquidity. The price of commodities is subject to substantial price fluctuations of short periods of time and may be affected by unpredictable international monetary and political policies. The market for commodities is widely unregulated and concentrated investing may lead to higher price volatility. The Funds may have liquidity risk in that the Advisor may not be able to acquire or sell underlying securities held by the Funds at a price that is acceptable to the Advisor. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Long is buying a security such as a stock, commodity or currency, with the expectation that the asset will rise in value. Short is the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value. Hedge is making an investment to reduce the risk of adverse price movements in an asset. Normally, a hedge consists of taking an offsetting position in a related security, such as a futures contract.

Indexes are unmanaged and investors are not able to invest directly into any index.

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW
November 30, 2012 (Unaudited)

          The Fund’s performance figures* for the period ending November 30, 2012, compared to its benchmarks:

	One Year	Since Inception (1)

Multi-Asset Balanced Fund - Class A with sales charge	(3.82)%	6.06%
Multi-Asset Balanced Fund - Class A without sales charge	2.19%	7.68%
Multi-Asset Balanced Fund - Class C	1.38%	6.88%
Multi-Asset Balanced Fund - Class T with sales charge	(1.70)%	1.20%
Multi-Asset Balanced Fund - Class T without sales charge	1.87%	2.43%
S&P 500 Total Return Index (2)	16.13%	14.65%
Barclays Hedge Fund Index (2)	6.05%	8.60%
Barclays Hedge Fund of Funds Index (2)	2.89%	3.00%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 31, 2012 is 1.46% for the Class A, 1.71% for the Class T and 2.21% for the Class T Shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets

Exchange Traded Funds - Debt Funds	41.8%
Exchange Traded Funds - Equity Funds	28.9%
Money Market Fund	13.5%
Bonds & Notes	9.1%
Commercial Paper	3.4%
Other Assets Less Liabilities	3.3%

Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW
November 30, 2012 (Unaudited)

          The Fund’s performance figures* for the period ending November 30, 2012, compared to its benchmarks:

	One Year	Since Inception (1)

Multi-Asset Growth Fund - Class A with sales charge	(8.04)%	4.39%
Multi-Asset Growth Fund - Class A without sales charge	(2.43)%	5.98%
Multi-Asset Growth Fund - Class C	(3.23)%	5.15%
Multi-Asset Growth Fund - Class T with sales charge	(6.09)%	(1.40)%
Multi-Asset Growth Fund - Class T without sales charge	(2.69)%	(0.19)%
S&P 500 Total Return Index (2)	16.13%	14.65%
Barclays Hedge Fund Index (2)	6.05%	8.60%
Barclays Hedge Fund of Funds Index (2)	2.89%	3.00%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 31, 2012 is 1.83% for the Class A, 2.08% for the Class T and 2.58% for the Class T Shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets

Exchange Traded Funds - Equity Funds	71.0%
Money Market Fund	16.7%
Commercial Paper	4.3%
Bonds & Notes	2.0%
Other Assets Less Liabilities	6.0%

Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW
November 30, 2012 (Unaudited)

          The Fund’s performance figures* for the period ending November 30, 2012, compared to its benchmarks:

	One Year	Since Inception (1)

Alternative Strategies Fund - Class A with sales charge	(11.02)%	(2.71)%
Alternative Strategies Fund - Class A without sales charge	(5.56)%	(0.72)%
Alternative Strategies Fund - Class C	(6.31)%	(1.52)%
Alternative Strategies Fund - Class T with sales charge	(9.16)%	(2.21)%
Alternative Strategies Fund - Class T without sales charge	(5.87)%	(1.01)%
S&P 500 Total Return Index (2)	16.13%	10.47%
Barclays Hedge Fund Index (2)	6.05%	3.85%
Barclays Hedge Fund of Funds Index (2)	2.89%	0.62%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 31, 2012 is 1.76% for the Class A, 2.01% for the Class T and 2.51% for the Class T Shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets

Exchange Traded Funds - Equity Funds	29.2%
Bonds & Notes	18.5%
Commercial Paper	20.6%
Money Market Fund	15.6%
Other Assets Less Liabilities	16.1%

Total	100.0%

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012

Shares		Value

	EXCHANGE TRADED FUNDS - 70.7%
	DEBT FUNDS - 41.8%
235,051	iShares Barclays Intermediate Credit Bond Fund	$26,245,795
212,671	iShares Barclays 3-7 Year Treasury Bond Fund	26,332,923

		52,578,718

	EQUITY FUNDS - 28.9%
16,698	iShares Cohen & Steers Realty Majors Index Fund	1,275,560
73,654	iShares Core S&P 500 ETF	10,500,851
20,173	iShares Dow Jones US Real Estate Index Fund	1,283,608
79,087	iShares MSCI EAFE Index Fund	4,356,903
99,450	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,468,816
52,628	PowerShares FTSE RAFI Emerging Markets Portfolio	1,123,081
59,039	PowerShares FTSE RAFI US 1000 Portfolio	3,632,670
17,911	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,213,829
25,746	SPDR S&P 500 ETF Trust	3,657,477
77,706	WisdomTree DEFA Fund	3,487,445
21,172	WisdomTree Emerging Markets Equity Income Fund	1,127,621
22,129	WisdomTree SmallCap Earnings Fund	1,217,980

		36,345,841

	TOTAL EXCHANGE TRADED FUNDS (Cost - $86,246,681)	88,924,559

Par Value

	BONDS & NOTES - 9.1%
	BANKS - 3.6%
$480,000	Bank of America Corp, 4.875%, 1/15/2013	482,175
1,180,000	Citigroup Inc., 1.16%, 2/15/2013	1,181,322
900,000	ING Bank NV, 1.43875%, 3/15/2013	901,899
1,200,000	Morgan Stanley, 5.30%, 3/1/2013	1,212,180
800,000	Santander US Debt SAU, 2.485%, 1/18/2013	799,997

		4,577,573

	COMPUTERS - 0.8%
955,000	Hewlett-Packard Co, 4.50%, 3/1/2013	961,943

	COSMETICS/PERSONAL CARE - 1.3%
1,610,000	Avon Products Inc., 4.80%, 3/1/2013	1,621,495

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
700,000	International Lease Finance Corp, 6.375%, 3/25/2013	707,876
770,000	Merrill Lynch & Co Inc., 5.45%, 2/5/2013	775,790

		1,483,666

	HOME FURNISHINGS - 0.1%
105,000	Whirlpool Corp, 5.50%, 3/1/2013	106,056

	INSURANCE - 1.3%
900,000	Markel Corp, 6.80%, 2/15/2013	907,875
660,000	Marsh & McLennan Cos Inc., 4.85%, 2/15/2013	664,296

		1,572,171

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Par Value		Value

	PIPELINES - 0.6%
$775,000	Valero Logistics LP, 6.05%, 3/15/2013	$779,844

	REITS - 0.2%
195,000	HCP Inc., 5.625%, 2/28/2013	197,184
100,000	Nationwide Health Properties Inc., 6.25%, 2/1/2013	100,848

		298,032

	TOTAL BONDS & NOTES (Cost - $11,424,538)	11,400,780

	SHORT-TERM INVESTMENTS - 16.9%
	COMMERCIAL PAPER - 3.4%
100,000	Anglesea Fdg PLC CP, 1/15/2013, 0.55%	99,931
70,000	Bennington Stark Cap, 2/15/2013, 0.65%	69,904
100,000	Ford Motor Credit Co. CP, 2/28/2013, 1.28%	99,684
1,270,000	Intesa Funding LLC CP, 1/18/2013, 1.03%	1,268,283
1,600,000	Intesa Funding LLC CP, 1/4/2013, 0.89%	1,598,655
100,000	Intesa Funding LLC CP, 12/20/2012, 0.92%	99,951
700,000	Intesa Sanpaolo SPA NY CD, 1/23/2013, 1.31%	700,000
400,000	Xerox Corporation CP, 12/20/2012, 0.81%	399,829

	TOTAL COMMERCIAL PAPER (Cost - $4,336,237)	4,336,237

Shares

	MONEY MARKET FUND - 13.5%
16,937,378	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.00% *	16,937,378

	(Cost - $16,937,378)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,273,615)	21,273,615

	TOTAL INVESTMENTS - 96.7% (Cost - 118,944,834) (a)	$121,598,954
	OTHER ASSETS LESS LIABILITIES - 3.3%	4,087,928

	NET ASSETS - 100.0%	$125,686,882

(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $118,966,998 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$2,655,714
	Unrealized depreciation	(23,758)

	Net unrealized appreciation	$2,631,956

* Money market fund; interest rate reflects seven day effective yield on November 30, 2012

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	LONG FUTURES CONTRACTS - 0.15%
	Commodity Futures - 0.02%
11	Cocoa Future, March 2013	$274,780	$17,502
2	Coffee Future, March 2013	112,950	(1,172)
2	Copper Future, March 2013	182,500	5,225
9	Corn Future, March 2013	338,738	1,463
3	Cotton Future, March 2013	110,865	4,702
1	Crude Oil Future, January 2013	88,910	2,190
2	Gasoline RBOB, January 2013	229,345	6,367
3	Gold Future, February 2013	513,810	(11,610)
3	Heating Oil Futures, January 2013	385,648	7,992
14	Lean Hogs Future, February 2013	486,780	(4,065)
15	Live Cattle Future, February 2013	782,400	527
8	LME Aluminum Future, March 2013	420,550	22,150
8	LME Zinc Future, March 2013	410,750	19,750
5	Natural Gas Future, January 2013	178,050	(14,300)
2	Silver Future, March 2013	332,790	(8,770)
2	Soybean Future, January 2013	143,875	(11,598)
6	Soybean Meal Future, January 2013	260,940	6,780
5	Soybean Oil Future, January 2013	149,220	4,500
7	Wheat Future, March 2013	302,225	2,013
6	World Sugar #11 Future, March 2013	129,965	(13,104)

		5,835,091	36,542

	Equity Futures - 0.03%
1	Dax Index Future, December 2012	241,266	472
3	Emerging Market Future, December 2012	150,795	3,780
2	FTSE 100 Index, December 2012	188,246	2,740
1	Hang Seng Index Future, December 2012	142,082	406
6	MSCI Taiwan Index Future, December 2012	164,700	4,200
7	Nasdaq 100 E-Mini Future, December 2012	374,605	3,675
2	Nikkei 225 Index Future, December 2012	114,466	6,851
4	Russell Mini Future, December 2012	328,280	5,840
6	S&P E-Mini Future, December 2012	424,350	2,325
1	S&P/TSX 60 IX Future, December 2012	141,313	854
2	SPI 200, December 2012	235,487	6,068

		2,505,590	37,211

	Fixed Income Futures - 0.10%
32	Canadian 10 Year Bond Future, March 2013	4,403,785	33,823
7	DJIA Index Future Mini, December 2012	455,455	(735)
47	Euro BOBL Future, December 2012	7,726,570	26,901
20	Euro-Bund Future, December 2012	3,714,825	23,414
18	Long Gilt Future, March 2013	3,442,651	16,153

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	Fixed Income Futures - 0.10% (Continued)
33	US 10 Year Future, March 2013	$4,410,141	$13,682
14	US Long Bond Future, March 2013	2,100,875	7,119

		26,254,302	120,357

	TOTAL LONG FUTURES CONTRACTS	34,594,983	194,110

	SHORT FUTURES CONTRACTS - 0.05%
	Commodity Futures - (0.01)%
1	Coffee Future, March 2013	56,475	524
1	Copper Future, March 2013	91,250	(2,790)
2	Cotton Future, March 2013	73,910	(3,069)
1	Crude Oil Future, January 2013	88,910	(2,190)
2	Soybean Future, January 2013	143,875	(4,726)
3	Soybean Oil Future, January 2013	89,532	(2,700)
4	World Sugar #11 Future, March 2013	86,643	8,741

		630,595	(6,210)

	Equity Futures - 0.06%
30	CBOE VIX Future, December 2012	466,500	72,844

	TOTAL SHORT FUTURES CONTRACTS	$1,097,095	$66,634

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012

Shares		Value

	EXCHANGE TRADED FUNDS - 71.0%
	EQUITY FUNDS - 71.0%
19,367	iShares Cohen & Steers Realty Majors Index Fund	$1,479,445
86,000	iShares Core S&P 500 ETF	12,261,020
23,385	iShares Dow Jones US Real Estate Index Fund	1,487,987
91,000	iShares MSCI EAFE Index Fund	5,013,190
116,415	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4,060,555
61,929	PowerShares FTSE RAFI Emerging Markets Portfolio	1,321,565
70,086	PowerShares FTSE RAFI US 1000 Portfolio	4,312,392
21,484	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,455,971
30,488	SPDR S&P 500 ETF Trust	4,331,125
90,878	WisdomTree DEFA Fund	4,078,605
24,980	WisdomTree Emerging Markets Equity Income Fund	1,330,435
26,216	WisdomTree SmallCap Earnings Fund	1,442,929

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,782,841)	42,575,219

Par Value

	BONDS & NOTES - 2.0%
	BANKS - 1.2%
$500,000	ING Bank NV, 1.43875%, 3/15/2013	501,055
200,000	Santander US Debt SAU, 2.485%, 1/18/2013	199,999

		701,054

	COMPUTERS - 0.1%
45,000	Hewlett-Packard Co, 4.50%, 3/1/2013	45,327

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
140,000	Merrill Lynch & Co Inc., 5.45%, 2/5/2013	141,053

	HOME FURNISHINGS - 0.1%
65,000	Whirlpool Corp, 5.50%, 3/1/2013	65,654

	PIPELINES - 0.2%
100,000	Valero Logistics LP, 6.05%, 3/15/2013	100,625

	REITS - 0.2%
95,000	HCP Inc., 5.625%, 2/28/2013	96,064
50,000	Nationwide Health Properties Inc., 6.25%, 2/1/2013	50,424

		146,488

	TOTAL BONDS & NOTES (Cost - $1,201,899)	1,200,201

	SHORT-TERM INVESTMENTS - 21.0%
	COMMERCIAL PAPER - 4.3%
330,000	Bennington Stark Cap, 2/15/2013, 0.65%	329,547
150,000	Credit Agricole NA CP, 3/28/2013, 0.78%	149,620
115,000	Dexia Delaware LLC, 12/31/2012, 1.00%	114,904
810,000	Intesa Funding LLC CP, 1/18/2013, 1.03%	808,906
700,000	Intesa Funding LLC CP, 1/4/2013, 0.89%	699,412
100,000	Intesa Funding LLC CP, 12/20/2012, 0.92%	99,951
400,000	Intesa Sanpaolo SPA NY CD, 1/23/2013, 1.31%	400,000

	TOTAL COMMERCIAL PAPER (Cost - $2,602,340)	2,602,340

Shares

	MONEY MARKET FUND - 16.7%
10,002,868	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.00% *	10,002,868

	(Cost - $10,002,868)

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,605,208)	$12,605,208

TOTAL INVESTMENTS - 94.0% (Cost - $54,589,948)(a)	$56,380,628
OTHER ASSETS LESS LIABILITIES - 6.0%	3,590,205

NET ASSETS - 100.0%	$59,970,833

(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is the same and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,794,755
Unrealized depreciation	(4,075)

Net unrealized appreciation	$1,790,680

* Money market fund; interest rate reflects seven day effective yield on November 30, 2012

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	LONG FUTURES CONTRACTS - 0.07%
	Commodity Futures - 0.09%
13	Cocoa Future, March 2013	$324,740	$20,684
2	Coffee Future, March 2013	112,950	(1,048)
2	Copper Future, March 2013	182,500	5,225
10	Corn Future, March 2013	376,375	1,625
4	Cotton Future, March 2013	147,820	6,138
2	Crude Oil Future, January 2013	177,820	4,380
4	Gasoline RBOB, January 2013	458,690	12,733
3	Gold Future, February 2013	513,810	(11,610)
3	Heating Oil Futures, January 2013	385,648	7,992
16	Lean Hogs Future, February 2013	556,320	(4,646)
17	Live Cattle Future, February 2013	886,720	597
10	LME Aluminum Future, March 2013	525,688	27,688
9	LME Zinc Future, March 2013	462,094	22,219
6	Natural Gas Future, January 2013	213,660	(17,160)
2	Silver Future, March 2013	332,790	(8,770)
2	Soybean Future, January 2013	143,875	(11,598)
8	Soybean Meal, January 2013	347,920	9,040
6	Soybean Oil Future, January 2013	179,064	5,400
7	Wheat Future, March 2013	302,225	2,100
7	World Sugar #11 Future, March 2013	151,626	(15,288)

		6,782,335	55,701

	Equity Futures - (0.02)%
1	Dax Index Futures, December 2012	241,266	472
8	DJIA Index Future Mini Future, December 2012	520,520	(10,920)
3	Emerging Market Future, December 2012	150,795	3,780
2	FTSE 100 Index Future, December 2012	188,246	2,740
2	Hang Seng Index Future, December 2012	284,164	813
7	MSCI Taiwan Index Future, December 2012	192,150	4,900
8	Nasdaq 100 E-Mini Future, December 2012	428,120	(18,248)
3	Nikkei 225 Index Future, December 2012	171,699	10,276
5	Russell Mini Future, December 2012	410,350	(10,825)
2	SPI 200 Future, December 2012	235,487	6,068
7	S&P E-Mini Future, December 2012	495,075	(6,352)

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	Equity Futures - (0.02)% (Continued)
2	S&P/TSX 60 IX Future, December 2012	$282,625	$1,707

		3,600,497	(15,589)

	TOTAL LONG FUTURES CONTRACTS	10,382,832	40,112

	SHORT FUTURES CONTRACTS - 0.12%
	Commodity Futures - (0.01)%
2	Coffee Future, March 2013	112,950	1,172
2	Copper Future, March 2013	182,500	(5,579)
3	Cotton Future, March 2013	110,865	(4,702)
1	Crude Oil Future, January 2013	88,910	(2,190)
2	Soybean Future, January 2013	143,875	(4,726)
4	Soybean Oil Future, January 2013	119,376	(3,599)
5	World Sugar #11 Future, March 2013	108,304	10,926

		866,780	(8,698)

	Equity Futures - 0.13%
32	CBOE VIX Future, December 2012	497,600	77,701

	TOTAL SHORT FUTURES CONTRACTS	$1,364,380	$69,003

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012

Shares		Value

	EXCHANGE TRADED FUNDS - 29.2%
	EQUITY FUNDS - 29.2%
116,309	iShares Cohen & Steers Realty Majors Index Fund	$8,884,844
125,350	iShares Core S&P 500 ETF	17,871,149
140,496	iShares Dow Jones US Real Estate Index Fund	8,939,760
132,135	iShares MSCI EAFE Index Fund	7,279,317

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,220,384)	42,975,070

Par Value

	BONDS & NOTES - 18.5%
	BANKS - 7.3%
$1,460,000	Bank of America Corp, 4.875%, 1/15/2013	1,466,614
3,260,000	Citigroup, Inc., 1.16%, 2/15/2013	3,263,651
1,600,000	ING Bank NV, 1.43875%, 3/15/2013	1,603,376
2,700,000	Morgan Stanley, 5.30%, 3/1/2013	2,727,405
1,700,000	Santander US Debt SAU, 2.485%, 1/18/2013	1,699,995

		10,761,041

	COMPUTERS - 1.9%
2,830,000	Hewlett-Packard Co, 4.50%, 3/1/2013	2,850,574

	COSMETICS/PERSONAL CARE - 1.9%
2,700,000	Avon Products, Inc., 4.80%, 3/1/2013	2,719,278

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
1,980,000	International Lease Finance Corp, 6.375%, 3/25/2013	2,002,275
2,115,000	Merrill Lynch & Co, Inc., 5.45%, 2/5/2013	2,130,905

		4,133,180

	HOME FURNISHINGS - 0.2%
330,000	Whirlpool Corp, 5.50%, 3/1/2013	333,320

	INSURANCE - 2.5%
1,600,000	Markel Corp, 6.80%, 2/15/2013	1,614,000
2,030,000	Marsh & McLennan Cos, Inc., 4.85%, 2/15/2013	2,043,215

		3,657,215

	PIPELINES - 1.6%
2,360,000	Valero Logistics LP, 6.05%, 3/15/2013	2,374,750

	REITS - 0.3%
235,000	HCP, Inc., 5.625%, 2/28/2013	237,632
200,000	Nationwide Health Properties, Inc., 6.25%, 2/1/2013	201,696

		439,328

	TOTAL BONDS & NOTES (Cost - $27,327,683)	27,268,686

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Par Value		Value

	SHORT-TERM INVESTMENTS - 36.2%
	COMMERCIAL PAPER - 20.6%
$2,000,000	Aluminum Co. of America, 12/14/2012, 0.80%	$1,999,422
700,000	Anglesea Fdg PLC CP, 1/15/2013, 0.55%	699,519
2,500,000	Banco de Credito CP, 12/31/2012, 0.70%	2,498,541
450,000	Bennington Stark Cap, 2/15/2013, 0.65%	449,383
1,950,000	Dexia Delaware LLC, 12/31/2012, 1.00%	1,948,375
1,600,000	Eni Finance USA Inc., 3/28/2013, 1.00%	1,594,800
2,000,000	Ford Motor Credit Co. CP, 2/28/2013, 1.28%	1,993,671
700,000	Institutional Secured Funding, LLC, 1/4/2013, 0.51%	699,663
4,950,000	Intesa Funding LLC CP, 1/18/2013, 1.03%	4,943,310
2,700,000	Intesa Funding LLC CP, 1/4/2013, 0.89%	2,697,731
5,000,000	Intesa Funding LLC CP, 12/20/2012, 0.92%	4,997,731
1,900,000	Intesa Sanpaolo SPA NY CD, 1/23/2013, 1.31%	1,900,000
600,000	PB Finc DE Inc, 12/20/2012, 0.64%	599,797
2,000,000	Silver Tower US Fund, 12/31/12, 0.75%	1,998,751
1,300,000	Xerox Corporation CP, 12/20/2012, 0.81%	1,299,445

	TOTAL COMMERCIAL PAPER (Cost - $30,320,137)	30,320,139

Shares

	MONEY MARKET FUND - 15.6%
22,900,495	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.0014% *	22,900,495

	(Cost - $22,900,495)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,220,632)	53,220,634

	TOTAL INVESTMENTS - 83.9% (Cost - 122,768,699) (a)	$123,464,390
	OTHER ASSETS LESS LIABILITIES - 16.1%	23,713,110

	NET ASSETS - 100.0%	$147,177,500

(a)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$754,687
Unrealized depreciation	(58,996)

Net unrealized appreciation	$695,691

* Money market fund; interest rate reflects seven day effective yield on November 30, 2012

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	LONG FUTURES CONTRACTS - 0.21%
	Commodity Futures - 0.22%
94	Cocoa Future, March 2013	$2,348,120	$149,563
13	Coffee Future, March 2013	734,175	(6,813)
13	Copper Future, March 2013	1,186,250	33,963

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	Commodity Futures - 0.22% (Continued)
70	Corn Future, March 2013	$2,634,625	$11,375
22	Cotton Future, March 2013	813,010	33,760
8	Crude Oil Future, January 2013	711,280	17,520
21	Gasoline RBOB, January 2013	2,408,125	66,850
27	Gold Future, February 2013	4,624,290	(104,490)
24	Heating Oil Futures, January 2013	3,085,186	63,935
122	Lean Hogs Future, February 2013	4,241,940	(35,425)
127	Live Cattle Future, February 2013	6,624,320	4,460
67	LME Aluminum Future, March 2013	3,522,106	185,506
63	LME Zinc Future, March 2013	3,234,656	155,531
46	Natural Gas Future, January 2013	1,638,060	(130,520)
15	Silver Future, March 2013	2,495,925	(65,775)
11	Soybean Future, January 2013	791,313	(63,788)
34	Soybean Oil Future, January 2013	1,014,696	30,600
53	Soybean Meal Future, January 2013	2,304,970	59,890
56	Wheat Future, March 2013	2,417,800	16,800
49	World Sugar #11 Future, March 2013	1,061,379	(104,608)

		47,892,226	318,334

	Equity Futures - (0.02)%
6	Dax Index Future, December 2012	1,447,595	7,675
52	DJIA Index Future Mini, December 2012	3,383,380	(70,980)
29	Emerging Market Future, December 2012	1,457,685	36,540
19	FTSE 100 Index Future, December 2012	1,788,334	25,969
13	Hang Seng Index Future, December 2012	1,847,067	5,329
50	MSCI Taiwan Index Future, December 2012	1,372,500	35,000
51	Nasdaq 100 E-Mini Future, December 2012	2,729,265	(116,331)
26	Nikkei 225 Index Future, December 2012	1,488,056	89,063
32	Russell Mini Future, December 2012	2,626,240	(69,280)
44	S&P E-Mini Future, December 2012	3,111,900	(39,930)
13	S&P/TSX 60 IX Future, December 2012	1,837,064	11,097
17	SPI 200 Future, December 2012	2,001,638	51,580

		25,090,724	(34,268)

	Fixed Income Futures - 0.01%
200	US Ultra Bond Future, March 2013	33,187,500	20,625

	TOTAL LONG FUTURES CONTRACTS	$106,170,450	$304,691

	SHORT FUTURES CONTRACTS - 0.31%
	Commodity Futures - (0.04)%
12	Coffee Future, March 2013	677,700	7,034
12	Copper Future, March 2013	1,095,000	(33,475)

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2012 (Continued)

Number of Contracts		Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

	Commodity Futures - (0.04)% (Continued)
21	Cotton Future, March 2013	$776,055	$(32,916)
8	Crude Oil Future, January 2013	711,280	(17,520)
13	Soybean Future, January 2013	935,188	(30,442)
30	Soybean Oil Future, January 2013	895,320	(26,991)
36	World Sugar #11 Future, March 2013	779,789	78,665

		5,870,332	(55,645)

	Equity Futures - 0.35%
210	CBOE VIX Future, December 2012	3,265,500	509,910

	TOTAL SHORT FUTURES CONTRACTS	$9,135,832	$454,265

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2012

	Compass EMP Multi-Asset Balanced Fund	Compass EMP Multi-Asset Growth Fund	Compass EMP Alternative Strategies Fund

Assets:
Investments, at cost	$118,944,834	$54,589,948	$122,768,699

Investments in securities, at value	$121,598,954	$56,380,628	$123,464,390
Cash deposited at brokers for futures contracts	1,681,960	2,920,060	12,598,694
Cash deposited at brokers for futures contracts - foreign currency (Cost $224,930, $0 and $0)	238,369	-	-
Due from Broker *	2,027,326	1,929,264	7,025,330
Receivables:
Capital shares sold	20,168	10,953	123,367
Receivable for securities sold	-	-	10,164,834
Futures variation margin	260,744	109,115	758,956
Interest and dividends	134,578	12,111	321,106
Prepaid expenses	47,719	42,979	44,816

Total Assets	126,009,818	61,405,110	154,501,493

Liabilities:
Payables:
Capital shares redeemed	54,154	35,422	697,295
Due to broker - foreign currency
(Cost $0, $1,320,657, and $6,029,368)	-	1,317,931	6,097,309
Distribution fees	128,988	-	333,742
Due to Administrators	16,798	7,378	19,297
Due to chief compliance officer	765	859	658
Due to Manager	94,159	35,687	119,000
Other liabilities and accrued expenses	28,072	37,000	56,692

Total Liabilities	322,936	1,434,277	7,323,993

Net Assets	$125,686,882	$59,970,833	$147,177,500

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$121,791,323	$62,514,999	$168,498,867
Accumulated undistributed net investment income /(loss)	-	(274,825)	(1,931,295)
Accumulated net realized gain (loss) on investments	967,256	(4,171,862)	(20,776,778)
Net unrealized appreciation on investments	2,667,559	1,793,406	627,750
Net unrealized appreciation on futures contracts	260,744	109,115	758,956

Net Assets	$125,686,882	$59,970,833	$147,177,500

Net Asset Value Per Share
Class A
Net Assets	$87,254,845	$48,959,155	$118,925,732
Shares of beneficial interest outstanding	7,059,840	4,199,888	12,270,134
Net asset value and redemption price per share (a)	$12.36	$11.66	$9.69
Maximum offering price per share (a)	$13.11	$12.37	$10.28

Class C
Net Assets	$24,846,756	$7,480,021	$24,339,625
Shares of beneficial interest outstanding	2,047,605	656,418	2,558,258
Net asset value, redemption price and offering price per share (a)	$12.13	$11.40	$9.51

Class T
Net Assets	$13,585,281	$3,531,657	$3,912,143
Shares of beneficial interest outstanding	1,106,917	305,596	406,481
Net asset value and redemption price per share (a)	$12.27	$11.56	$9.62
Maximum Offering price per share (a)	$12.72	$11.98	$9.97

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
*

Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee. It represents 1.61%, 3.22% and 4.77% of net assets of the Balanced Fund, Growth Fund, and Alternative Fund respectively.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS
November 30, 2012

	Compass EMP Multi-Asset Balanced Fund	Compass EMP Multi-Asset Growth Fund	Compass EMP Alternative Strategies Fund

Investment Income:
Interest income	$149,095	$70,744	$378,336
Dividend income	1,388,076	732,048	1,160,777

Total Investment Income	1,537,171	802,792	1,539,113

Operating Expenses:
Management fees	638,126	520,365	1,776,199
Distribution fees:
Class A Shares	219,386	132,995	472,476
Class C Shares	254,473	80,099	291,584
Class T Shares	72,117	19,189	19,381
Administrators and related party fees	257,166	160,989	374,151
Networking Fees	55,222	31,427	127,702
Custodian fees	35,697	14,054	15,811
Registration fees	28,048	27,668	39,042
Professional fees	28,047	28,047	40,047
Printing and postage expense	9,015	5,008	15,003
Trustees’ fees	4,069	4,069	4,069
Insurance expense	1,272	1,272	1,272
Miscellaneous expenses	46,361	29,704	77,075

Total Operating Expenses	1,648,999	1,054,886	3,253,812
Less: Fees (waived) or recouped	42,586	(43,253)	94,706

Net Operating Expenses	1,691,585	1,011,633	3,348,518

Net Investment Loss	(154,414)	(208,841)	(1,809,405)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions	1,663,833	2,178,414	3,975,327
Net realized loss on futures contracts	(1,675,290)	(4,437,015)	(15,478,209)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,092,067	1,226,969	268,230
Net change in unrealized appreciation (depreciation) from futures contracts	276,766	(378,703)	(511,254)

Net Realized and Unrealized Gain (Loss) on Investments:	2,357,376	(1,410,335)	(11,745,906)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,202,962	$(1,619,176)	$(13,555,311)

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011

Operations:
Net investment income (loss)	$(154,414)	$407,407	$(208,841)	$77,685	$(1,809,405)	$(188,938)
Net realized gain (loss) on investments, foreign currency transactions & future contracts	(11,457)	2,091,991	(2,258,601)	(1,696,403)	(11,502,882)	(9,563,342)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations & futures contracts	2,368,833	(2,870,085)	848,266	(1,175,550)	(243,024)	1,430,289

Net increase (decrease) in net assets resulting from operations	2,202,962	(370,687)	(1,619,176)	(2,794,268)	(13,555,311)	(8,321,991)

Distributions to Shareholders:
Net Realized Gains:
Class A	(419,454)	(1,530,938)	-	(989,147)	-	-
Class C	(117,428)	(484,444)	-	(260,397)	-	-
Class T	(74,029)	(359,936)	-	(64,641)	-	-
Net Investment Income:
Class A	-	(271,387)	-	(128,098)	-	-
Class C	-	(66,773)	-	(11,347)	-	-
Class T	-	(59,385)	-	(8,551)	-	-
Return of capital
Class A	-	-	-	-	-	(382,557)
Class C	-	-	-	-	-	(7,263)
Class T	-	-	-	-	-	(1,179)

Total Dividends and Distributions to Shareholders	(610,911)	(2,772,863)	-	(1,462,181)	-	(390,999)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	38,029,289	53,093,520	18,840,397	50,706,760	81,457,343	204,487,817
Class C	13,379,726	14,842,280	2,812,264	4,993,973	13,413,426	24,372,439
Class T	4,028,685	7,988,057	1,227,532	3,013,022	2,528,267	3,270,392
Reinvestment of dividends and distributions
Class A	394,977	1,662,274	-	1,075,016	-	363,155
Class C	110,750	474,308	-	235,832	-	6,931
Class T	71,948	406,409	-	73,163	-	1,179
Cost of shares redeemed
Class A	(28,254,100)	(12,393,761)	(22,868,856)	(9,869,165)	(138,708,898)	(14,513,906)
Class C	(10,199,753)	(3,939,203)	(2,478,735)	(1,358,671)	(10,954,355)	(742,690)
Class T	(4,207,989)	(2,406,393)	(1,106,352)	(303,514)	(1,498,016)	(135,345)
Redemption Fees
Class A	1,375	2,751	1,237	2,708	9,406	9,329
Class C	1,441	5,250	84	516	70	1,809
Class T	480	71	47	36	579	389

Net increase (decrease) in net assets from share transactions of beneficial interest	13,356,829	59,735,563	(3,572,382)	48,569,676	(53,752,178)	217,121,499

Total Increase (Decrease) in Net Assets	14,948,880	56,592,013	(5,191,558)	44,313,227	(67,307,489)	208,408,509

Net Assets:
Beginning of year	110,738,002	54,145,989	65,162,391	20,849,164	214,484,989	6,076,480

End of year*	$125,686,882	$110,738,002	$59,970,833	$65,162,391	$147,177,500	$214,484,989

* Includes accumulated undistributed net investment income (loss)	$-	$14,561	$(274,825)	$20,658	$(1,931,295)	$60,289

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2012	For the YearEnded November 30, 2011	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011

SHARE ACTIVITY
Class A:
Shares Sold	3,097,899	4,281,735	1,579,525	3,986,675	8,029,750	19,123,639
Shares Reinvested	32,535	134,498	-	84,024	-	33,594
Shares Redeemed	(2,298,905)	(997,237)	(1,905,358)	(781,885)	(13,986,678)	(1,390,495)

Net increase / (decrease) in shares of beneficial interest outstanding	831,529	3,418,996	(325,833)	3,288,814	(5,956,928)	17,766,738

Class C:
Shares Sold	1,105,844	1,207,659	239,834	397,250	1,334,464	2,303,866
Shares Reinvested	9,221	38,534	-	18,571	-	644
Shares Redeemed	(842,495)	(321,074)	(213,359)	(108,929)	(1,125,043)	(70,648)

Net increase in shares of beneficial interest outstanding	272,570	925,119	26,475	306,892	209,421	2,233,862

Class T:
Shares Sold	330,327	646,333	102,949	242,196	250,509	307,104
Shares Reinvested	5,951	32,936	-	5,741	-	109
Shares Redeemed	(344,058)	(194,030)	(94,175)	(24,202)	(149,958)	(12,672)

Net increase / (decrease) in shares of beneficial interest outstanding	(7,780)	485,239	8,774	223,735	100,551	294,541

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (2)		For the Period Ended June 30, 2009 (1)(2)

Net asset value, beginning of period	$12.18		$12.64		$11.86		$10.93		$10.00

Activity from investment operations:
Net investment income	0.01	(3)	0.12		0.02		0.15		0.08
Net realized and unrealized gain	0.24		0.07	(4)	0.78		0.93		0.92

Total from investment operations	0.25		0.19		0.80		1.08		1.00

Less distributions from:
Net investment income	-		(0.10)		(0.02)		(0.15)		(0.08)
Net realized gains	(0.07)		(0.55)		-		-		-

Total distributions	(0.07)		(0.65)		(0.02)		(0.15)		(0.08)

Paid in capital from redemption fees	-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$12.36		$12.18		$12.64		$11.86		$10.93

Total return (6)	2.03%		1.40%		6.73%		9.87%		10.10%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$87,255		$75,842		$35,516		$29,880		$15,707
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.13%		1.22%		1.32%	(8)	1.37%		2.10%	(8)
After fees waived and expenses absorbed/recouped (7)	1.15%		1.15%		1.15%	(8)	1.15%		1.15%	(8)
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.08%		0.61%		0.22%	(8)	1.12%		1.30%	(8)
After fees waived and expenses absorbed/recouped (7)	0.06%		0.68%		0.39%	(8)	1.34%		2.25%	(8)
Portfolio turnover rate	58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the underlying securities.
(8)	Annualized.
(9)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (2)		For the Period Ended June 30, 2009 (1)(2)

Net asset value, beginning of period	$12.05		$12.58		$11.82		$10.92		$10.00

Activity from investment operations:
Net investment income (loss)	(0.09)	(3)	0.04		(0.02)		0.08		0.05
Net realized and unrealized gain	0.24		0.06	(4)	0.78		0.91		0.91

Total from investment operations	0.15		0.10		0.76		0.99		0.96

Less distributions from:
Net investment income	-		(0.08)		-		(0.09)		(0.05)
Net realized gains	(0.07)		(0.55)		-		-		-

Total distributions	(0.07)		(0.63)		-		(0.09)		(0.05)

Paid in capital from redemption fees	-	(5)	-	(5)	-	(5)	-	(5)	0.01

Net asset value, end of period	$12.13		$12.05		$12.58		$11.82		$10.92

Total return (6)	1.22%		0.65%		6.43%		9.03%		9.78%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$24,847		$21,383		$10,691		$7,124		$1,130
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.88%		1.97%		2.07%	(8)	2.13%		2.85%	(8)
After fees waived and expenses absorbed/recouped (7)	1.90%		1.90%		1.90%	(8)	1.90%		1.90%	(8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	(0.67)%		(0.13)%		(0.53)%	(8)	0.32%		0.63%	(8)
After fees waived and expenses absorbed/recouped (7)	(0.69)%		(0.06)%		(0.36)%	(8)	0.55%		1.58%	(8)
Portfolio turnover rate	58%		235%		16%	(9)	96%		0%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7)	These ratios exclude the impact of the expenses of the underlying securities.
(8)	Annualized.
(9)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Period Ended June 30, 2009 (1)(2)

Net asset value, beginning of period	$12.12		$12.61		$11.84		$12.23

Activity from investment operations:
Net investment income (loss)	(0.02)	(3)	0.08		0.01		0.11
Net realized and unrealized gain	0.24		0.07	(4)	0.77		(0.38)

Total from investment operations	0.22		0.15		0.78		(0.27)

Less distributions from:
Net investment income	-		(0.09)		(0.01)		(0.12)
Net realized gains	(0.07)		(0.55)		-		-

Total distributions	(0.07)		(0.64)		(0.01)		(0.12)

Paid in capital from redemption fees	-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$12.27		$12.12		$12.61		$11.84

Total return (6)	1.79%		1.10%		6.60%		(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$13,585		$13,513		$7,939		$4,967
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.38%		1.47%		1.57%	(8)	1.63%	(8)
After fees waived and expenses absorbed/recouped (7)	1.40%		1.40%		1.40%	(8)	1.40%	(8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	(0.17)%		0.41%		(0.03)%	(8)	0.67%	(8)
After fees waived and expenses absorbed/recouped (7)	(0.19)%		0.48%		0.14%	(8)	0.90%	(8)
Portfolio turnover rate	58%		235%		16%	(9)	96%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the underlying securities.
(8)	Annualized.
(9)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (2)		For the Period Ended June 30, 2009 (1)(2)

Net asset value, beginning of period	$11.98		$12.80		$11.38		$10.56		$10.00

Activity from investment operations:
Net investment income (loss)	(0.03)	(3)	0.10		(0.03)		0.03		0.04
Net realized and unrealized gain (loss)	(0.29)		(0.04)		1.45		0.83		0.55

Total from investment operations	(0.32)		0.06		1.42		0.86		0.59

Less distributions from:
Net investment income	-		(0.10)		-		(0.04)		(0.04)
Net realized gains	-		(0.78)		-		-		-

Total distributions	-		(0.88)		-		(0.04)		(0.04)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)	0.01

Net asset value, end of period	$11.66		$11.98		$12.80		$11.38		$10.56

Total return (5)	(2.67)%	#	0.08%		12.48%		8.12%		5.99%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$48,959		$54,198		$15,832		$14,170		$8,446
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.51%		1.68%		1.93%	(7)	1.97%		3.54%	(7)
After fees waived and expenses absorbed (6)	1.45%		1.45%		1.45%	(7)	1.45%		1.45%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	(0.28)%		0.03%		(1.12)%	(7)	(0.32)%		(0.83)%	(7)
After fees waived and expenses absorbed (6)	(0.22)%		0.26%		(0.64)%	(7)	0.20%		1.26%	(7)
Portfolio turnover rate	108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7)	Annualized.
(8)	Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (2)		For the Period Ended June 30, 2009 (1)(2)

Net asset value, beginning of period	$11.80		$12.65		$11.28		$10.51		$10.00

Activity from investment operations:
Net investment income (loss)	(0.11)	(3)	(0.02)		(0.07)		(0.02)		0.03
Net realized and unrealized gain (loss)	(0.29)		(0.02)		1.44		0.80		0.51

Total from investment operations	(0.40)		(0.04)		1.37		0.78		0.54

Less distributions from:
Net investment income	-		(0.03)		-		(0.01)		(0.03)
Net realized gains	-		(0.78)		-		-		-

Total distributions	-		(0.81)		-		(0.01)		(0.03)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$11.40		$11.80		$12.65		$11.28		$10.51

Total return (5)	(3.39)%	#	(0.71)%		12.15%		7.38%		5.37%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,480		$7,432		$4,085		$3,363		$487
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	2.26%		2.43%		2.68%	(7)	2.72%		4.29%	(7)
After fees waived and expenses absorbed (6)	2.20%		2.20%		2.20%	(7)	2.20%		2.20%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	(1.03)%		(0.57)%		(1.87)%	(7)	(0.96)%		(0.97)%	(7)
After fees waived and expenses absorbed (6)	(0.97)%		(0.34)%		(1.39)%	(7)	(0.44)%		1.12%	(7)
Portfolio turnover rate	108%		341%		31%	(8)	115%		2%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7)	Annualized.
(8)	Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (1)(2)

Net asset value, beginning of period	$11.90		$12.76		$11.36		$12.49

Activity from investment operations:
Net investment income (loss)	(0.05)	(3)	0.08		(0.04)		0.07
Net realized and unrealized gain (loss)	(0.29)		(0.05)		1.44		(1.15)

Total from investment operations	(0.34)		0.03		1.40		(1.08)

Less distributions from:
Net investment income	-		(0.11)		-		(0.05)
Net realized gains	-		(0.78)		-		-

Total distributions	-		(0.89)		-		(0.05)

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$11.56		$11.90		$12.76		$11.36

Total return (5)	(2.86)%	#	(0.23)%		12.32%		(8.65)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$3,532		$3,533		$932		$382
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.76%		1.93%		2.18%	(7)	2.19%	(7)
After fees waived and expenses absorbed (6)	1.70%		1.70%		1.70%	(7)	1.70%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	(0.53)%		(0.23)%		(1.37)%	(7)	0.13%	(7)
After fees waived and expenses absorbed (6)	(0.47)%		0.00%		(0.89)%	(7)	0.62%	(7)
Portfolio turnover rate	108%		341%		31%	(8)	115%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7)	Annualized.
(8)	Not Annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.28		$10.37		$9.46		$10.00

Activity from investment operations:
Net investment income (loss)	(0.07)	(3)	(0.01)		(0.02)		-	(5)
Net realized and unrealized gain (loss)	(0.52)		0.03	(4)	0.93		(0.54)

Total from investment operations	(0.59)		0.02		0.91		(0.54)

Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.11)		-		-

Total distributions	-		(0.11)		-		-

Paid in capital from redemption fees	-	(6)	-	(6)	-	(6)	-

Net asset value, end of period	$9.69		$10.28		$10.37		$9.46

Total return (7)	(5.74)%		0.17%		9.62%		(5.40)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$118,926		$187,460		$4,776		$1,266
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	1.37%		1.45%		4.21%	(9)	13.37%	(9)
After fees waived and expenses absorbed/recouped (8)	1.41%		1.45%		1.45%	(9)	1.45%	(9)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	(0.67)%		(0.10)%		(3.51)%	(9)	(11.88)%	(9)
After fees waived and expenses absorbed/recouped (8)	(0.71)%		(0.10)%		(0.75)%	(9)	0.04%	(9)
Portfolio turnover rate	137%		278%		24%	(10)	81%	(10)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Net investment income resulted in less than $0.01 per share
(6)	Redemption fees resulted in less than $0.01 per share.
(7)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the underlying securities.
(9)	Annualized.
(10)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.17		$10.29		$9.41		$10.00

Activity from investment operations:
Net investment loss	(0.15)	(3)	(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.51)		(0.02)		0.93		(0.58)

Total from investment operations	(0.66)		(0.06)		0.88		(0.59)

Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.06)		-		-

Total distributions	-		(0.06)		-		-

Paid in capital from redemption fees	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$9.51		$10.17		$10.29		$9.41

Total return (5)	(6.49)%		(0.61)%		9.35%		(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$24,340		$23,893		$1,183		$733
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.12%		2.20%		4.96%	(7)	14.12%	(7)
After fees waived and expenses absorbed/recouped (6)	2.16%		2.20%		2.20%	(7)	2.20%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (6)	(1.42)%		(1.05)%		(4.26)%	(7)	(12.60)%	(7)
After fees waived and expenses absorbed/recouped (6)	(1.46)%		(1.05)%		(1.50)%	(7)	(0.68)%	(7)
Portfolio turnover rate	137%		278%		24%	(8)	81%	(8)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the underlying securities.
(7)	Annualized.
(8)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T

	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Five Month Period Ended November 30, 2010 (2)		For the Year Ended June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.24		$10.34		$9.44		$10.00

Activity from investment operations:
Net investment loss	(0.04)	(3)	(0.02)		(0.03)		-	(5)
Net realized and unrealized gain (loss)	(0.58)		0.02	(4)	0.93		(0.56)

Total from investment operations	(0.62)		-		0.90		(0.56)

Less distributions from:
Net investment income	-		-		-		-
Return of capital	-		(0.10)		-		-

Total distributions	-		(0.10)		-		-

Paid in capital from redemption fees	-	(6)	-	(6)	-		-

Net asset value, end of period	$9.62		$10.24		$10.34		$9.44

Total return (7)	(6.06)%		(0.07)%		9.53%		(5.60)%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$3,912		$3,132		$118		$30
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	1.62%		1.70%		4.46%	(9)	13.62%	(9)
After fees waived and expenses absorbed/recouped (8)	1.66%		1.70%		1.70%	(9)	1.70%	(9)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	(0.92)%		(0.55)%		(3.76)%	(9)	(12.15)%	(9)
After fees waived and expenses absorbed/recouped (8)	(0.96)%		(0.55)%		(1.00)%	(9)	(0.23)%	(9)
Portfolio turnover rate	137%		278%		24%	(10)	81%	(10)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.
(6)	Redemption fees resulted in less than $0.01 per share.
(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(8)	These ratios exclude the impact of the expenses of the underlying securities.
(9)	Annualized.
(10)	Not Annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
November 30, 2012

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), formerly known as the Catalyst Funds, was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-seven series. These financial statements include the following series: Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified. The investment objectives of each Fund are set forth below. The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the “Manager” or “Compass”).

Compass EMP Multi-Asset Balanced Fund (“Balanced Fund”) commenced operations on December 31, 2008. The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund (“Growth Fund”) commenced operations on December 31, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund (“Alternative Fund”) commenced operations on December 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer three classes of shares, Class A, Class C and Class T. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation – Securities and futures contracts listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Debt securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets as of November 30, 2012:

Multi-Asset Balanced Fund (1)
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$88,924,559	$-	$-	$88,924,559
Bonds & Notes*	-	11,400,780	-	11,400,780
Short-Term Investments	-	21,273,615	-	21,273,615
Futures Contracts*	260,744	-	-	260,744
Receivables - Due from Broker	-	-	2,027,326	2,027,326
Total	$89,185,303	$32,674,395	$2,027,326	$123,887,024

Multi-Asset Growth Fund (1)
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$42,575,219	$-	$-	$42,575,219
Bonds & Notes*	-	1,200,201		1,200,201
Short-Term Investments	-	12,605,208	-	12,605,208
Futures Contracts*	109,115	-	-	109,115
Receivables - Due from Broker	-	-	1,929,264	1,929,264
Total	$42,684,334	$13,805,409	$1,929,264	$58,419,007

Alternative Strategies Fund (1)
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$42,975,070	$-	$-	$42,975,070
Bond & Notes*	-	27,268,686	-	27,268,686
Short-Term Investments	-	53,220,634	-	53,220,634
Futures Contracts*	758,956	-	-	758,956
Receivables - Due from Broker	-	-	7,025,330	7,025,330
Total	$43,734,026	$80,489,320	$7,025,330	$131,248,676

*Please refer to the Consolidated Schedule of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
(1) Consolidated
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2011	$3,475,127	$3,363,985	$11,885,579
Total realized gain/(loss)	(26,559)	20,137	(1,815)
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Receivables collected	(1,421,242)	(1,454,858)	(4,858,434)
Net transfers in/(out) of Level 3	-	-	-
Ending balance November 30, 2012	$2,027,326	$1,929,264	$7,025,330

Level 3 assets represent 1.61%, 3.22% and 4.77% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively. Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines. In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that was liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA). The pricing committee has valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation adjusted for receipts collected and adjustments made on the claim. This decision was based on many factors including, without limitation, market data, public statements by the SIPA trustee, consultations with attorneys monitoring the bankruptcy

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

proceedings, monitoring of current payments being made by the Trustee, and the current interest rate environment. The amounts ultimately collected by the Funds may be less than the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

b) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the year ended November 30, 2012 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

Balanced Fund *	Asset Derivatives
Contract Type/
Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **

Commodity contracts	Futures variation margin	$30,332
Equity contracts:	Futures variation margin	110,055
Interest rate contracts:	Futures variation margin	120,357
		$260,744

Growth Fund *	Asset Derivatives
Contract Type/
Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **

Commodity contracts	Futures variation margin	$47,003
Equity contracts:	Futures variation margin	62,112
		$109,115

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

Alternative Fund*	Asset Derivatives
Contract Type/
Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **

Commodity contracts	Futures variation margin	$262,689
Equity contracts:	Futures variation margin	475,642
Interest rate contracts:	Futures variation margin	20,625
		$758,956

*Consolidated
**Includes only current variation margin.

The effect of derivative instruments on the Consolidated Statements of Operations for the year ended November 30, 2012 is as follows:

Balanced Fund*
Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) On Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Commodity contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(942,356)	$(42,976)

Currency contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(350,786)	(257,973)

Equity contracts:	Net realized gain on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	1,921,459	83,811

Interest rate contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(2,303,607)	493,904
Total		$(1,675,290)	$276,766

Growth Fund*
Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) On Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Commodity contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(1,064,510)	$(79,066)

Currency contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(653,392)	(372,683)

Equity contracts:	Net realized gain on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	619,436	30,218

Interest rate contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(3,338,549)	42,828
Total		$(4,437,015)	$(378,703)

Alternative Fund*
Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) On Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Commodity contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(3,476,637)	$(188,687)

Currency contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(2,629,710)	(1,232,543)

Equity contracts:	Net realized gain on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	3,410,883	340,709

Interest rate contracts:	Net realized loss on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(12,782,745)	569,267
Total		$(15,478,209)	$(511,254)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

*Consolidated

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

c) Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass. Intercompany accounts and transactions have been eliminated in consolidation of the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income. For the year ended November 30, 2012, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $1,068,115, $234,009 and $4,815,967, respectively.

d) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies (“RICs”) and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required. During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests. Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a “C” corporation, the Fund was subject to federal income taxes on any taxable income for that period. However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate. The Internal Revenue Code contains curative provisions that will allow the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011. In order to qualify for this relief, the Balanced Fund must pay to its shareholders a “deficiency dividend” and pay interest and penalties to the Internal Revenue Service. The Balanced Fund intends to take advantage of these deficiency dividend procedures and in January 2013 commenced the deficiency dividend process. Therefore, no provision has been made for Federal income or excise taxes. The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund.

As of and during the year ended November 30, 2012, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations. As of November 30, 2012, the Funds did not incur any interest or penalties except as described above. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the five month period ended November 30, 2010 and the years ended November 30, 2011 and November 30, 2012) and has concluded that no provision for income tax is required in these financial statements. These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class of shares based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption fees and sales charges (loads) - Shareholders of the Funds that redeemed within 60 days of purchase were assessed a redemption fee of 1.00% of the amount redeemed through September 10, 2012. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee was paid directly to and retained by the Funds, and was designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund. As of September 11, 2012 redemption fees are no longer charged on the Funds. A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

          (2)   INVESTMENT TRANSACTIONS

For the year ended November 30, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund (1)	$59,944,588	$39,141,521
Growth Fund (1)	40,949,230	35,604,549
Alternative Fund (1)	81,396,471	107,548,801
(1)Consolidated

          (3)   MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended November 30 2012, management fees incurred by the Funds as well as amounts due to or from the Manager at November 30, 2012 were as follows:

Fund	Management Fees	Due to Manager at November 30, 2012
Balanced Fund	$638,126	$94,159
Growth Fund	520,365	35,687
Alternative Fund	1,776,199	119,000

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund’s average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through March 31, 2013. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

For the year ended November 30, 2012, the Manager waived management fees and recouped expenses as follows:

Fund	Management Fees Waived	Expenses Recouped
Balanced Fund	$-	$42,586
Growth Fund	43,253	-
Alternative Fund	-	94,706

As of November 30, 2012, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2015	November 30, 2014	November 30, 2013	June 30, 2013
Balanced Fund	$-	$57,179	$34,824	$24,744
Growth Fund	43,253	103,575	39,807	78,987
Alternative Fund	-	-	-	-

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, each Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period December 1, 2011 through June 30, 2012 each Fund paid MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended November 30, 2012, such fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2012 were as follows:

Fund	Management Services Fees	Due at November 30, 2012
Balanced Fund	$102,694	$6,808
Growth Fund	57,947	3,216
Alternative Fund	161,270	8,993

Effective July 24, 2012 the Funds have entered into a Compliance Services Agreement (the “Compliance Services Agreement”) with CCO Compliance Services, LLC (“CCO3”). Pursuant to the Compliance Services Agreement, CCO3 will provide chief compliance officer services to the Funds. For these services CCO3 will receive a $7,800 per year base fee for each Fund plus out of pocket expenses. For the period March 15, 2012 through July 24, 2012 the Fund had entered into a Management Services Agreement with MFund. Pursuant to the Management Services Agreement, MFund provided chief compliance officer services to the Funds. For these services MFund received a $20,000 per year base fee for all three Funds. For the period December 1, 2011 through March 15, 2012 the Fund had entered into a Management Services Agreement with Matrix 360 Administration, LLC (“Matrix”) formerly known as Matrix Capital Group, Inc.. Pursuant to the Compliance Services Agreement, Matrix provided chief compliance officer services to the Funds. For these services Matrix received a $1,000 per month base fee for each Fund.

For the year ended November 30, 2012, compliance fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2012 were as follows:

Fund	Compliance Fees – Matrix	Compliance Fees – MFund	Compliance Fees – CCO3	Due at November 30, 2012 to CCO3

Balanced Fund	$3,500	$3,540	$3,180	$765
Growth Fund	3,500	3,540	3,180	859
Alternative Fund	3,500	3,540	3,180	658

Effective April 30, 2012 the Funds have entered into an Investment Company Services Agreement (the “Services Agreement”) with Gemini Fund Services, LLC (“Gemini”). Pursuant to the Services Agreement, Gemini provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Gemini’s services to the Funds, the Funds pay Gemini an annualized asset-based fee of 0.13% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. Prior to April 30, 2012 the Funds had entered into a Services Agreement with Matrix. The Funds paid Matrix a base fee of $25,800 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

For the year ended November 30, 2012, service fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2012 were as follows:

Fund	Service Fees – Matrix	Service Fees – Gemini	Due at November 30, 2012

Balanced Fund	$74,553	$69,699	$9,990
Growth Fund	48,978	43,844	4,162
Alternative Fund	98,980	103,681	10,304

Certain officers of the Funds are officers and/or employees of MFund, Gemini and CCO3. Certain officers of the Funds were officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares that allows the Funds to pay distribution and shareholder servicing fees of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees, and this is the maximum currently authorized by the Board of Trustees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. Class T shares are currently paying 0.50% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. For the year ended November 30, 2012, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$219,386	$254,473	$72,117
Growth Fund	132,995	80,099	19,189
Alternative Fund	472,476	291,584	19,381

          (4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 were as follows:

	Fiscal Year Ended November 30, 2012		Fiscal Year Ended November 30, 2011
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain
Balanced Fund	$-	$610,911	$-	$2,414,913	$357,950
Growth Fund	-	-	25,583	867,126	569,472
Alternative Fund	-	-	390,999	-	-

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Late Year Losses	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Balanced Fund	$2,108,228	$927,714	$-	$-	$(1,895,992)	$2,755,609	$3,895,559
Growth Fund	-	-	(1,461,474)	(274,825)	(2,673,708)	1,865,841	(2,544,166)
Alternative Fund	-	-	(12,915,932)	(1,931,293)	(7,640,096)	1,165,954	(21,321,367)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for the Funds’ wholly owned subsidiaries and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Growth Fund	$274,825
Alternative Fund	1,931,293

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At November 30, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Growth Fund	$132,137	$1,329,337	$1,461,474	Non-Expiring

Alternative Fund	$7,027	$-	$7,027	11/30/18
	4,438,025	-	4,438,025	11/30/19
	4,831,117	3,639,763	8,470,880	Non-Expiring
	9,276,169	3,639,763	12,915,932

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), the reclassification of ordinary distributions, and adjustments for partnerships, resulted in reclassification for the period ended November 30, 2012 for the following Funds as follows:

	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss) from Investment and Foreign Currency Transactions
Balanced Fund	$-	$139,853	$(139,853)
Growth Fund	-	(86,642)	86,642
Alternative Fund	(82,203)	(182,179)	264,382

          (5)   UNDERLYING FUND RISK

The Funds invest in other investment companies (“Underlying Funds”). Each Underlying Fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

          (6)   BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2012, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Gerlach & Co. LLC FBO	Multi-Asset Balanced Class A	33.42%
LPL Financial	Multi-Asset Balanced Class C	40.03%
Constellation Trust Co.	Multi-Asset Balanced Class T	48.40%
Gerlach & Co. LLC FBO	Multi-Asset Growth Class A	45.32%
LPL Financial	Multi-Asset Growth Class C	46.24%
Constellation Trust Co.	Multi-Asset Growth Class T	56.44%
First Clearing LLC A/C	Alternative Strategies Class A	30.53%
First Clearing LLC A/C	Alternative Strategies Class C	35.58%
NFS LLC	Alternative Strategies Class T	25.08%

          (7)   RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
November 30, 2012

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

          (8)   SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On December 28, 2012 the Funds filed a Form N-14 Registration Statement which calls for a special meeting of shareholders for each of the Funds. The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”, and the transactions contemplated thereunder, collectively the “Reorganization”) under which each of the MFST Compass EMP Funds will be reorganized into a new series of the Compass EMP Funds Trust created to carry out the Reorganization (collectively, such series are the “New Compass EMP Funds”), with each New Compass EMP Fund having the same investment objective and principal investment strategies as its corresponding MFST Compass Fund.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Mutual Fund Series Trust and
the Shareholders of the Compass EMP Multi-Asset Balanced Fund,
the Compass EMP Multi-Asset Growth Fund and
the Compass EMP Alternative Strategies Fund

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, each a series of shares of beneficial interest of the Mutual Fund Series Trust, as of November 30, 2012, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the two years in the period then ended and the financial highlights for the five month period ended November 30, 2010, the year and period ended June 30, 2010, and the period from December 31, 2008 (commencement of operations) to June 30, 2009. We have also audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Compass EMP Alternative Strategies Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of November 30, 2012, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the two years in the period then ended and the financial highlights for the five month period ended November 30, 2010 and the period from December 30, 2009 (commencement of operations) to June 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as of November 30, 2012, the results of their consolidated operations for the year then ended, the changes in their consolidated net assets and their consolidated financial highlights for each of the two years in the period then ended and their financial highlights for each of the periods through November 30, 2010, as presented, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements include receivables from MF Global, Ltd. valued at $2,027,326 (1.61% of net assets), $1,929,264 (3.22% of net assets), and $7,025,330 (4.77% of net assets), of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, respectively, whose fair values have been estimated under procedures established by the Funds’ Board of Trustees. These estimated values may differ from amounts ultimately received and these differences could be material.

BBD, LLP

Philadelphia, Pennsylvania January 30, 2013

COMPASS EMP FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2012

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees
Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001	27	Variable Insurance Trust since 2010

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	27	Variable Insurance Trust since 2010

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	27	Variable Insurance Trust since 2010

COMPASS EMP FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2012

Interested Trustee** and Officers
Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President Trustee since 7/2006; President since 2/2012	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/2012 - Present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutuals Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	27	Variable Insurance Trust since 2011

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

James P. Ash 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1976	Secretary Since 4/2012

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.
**The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Funds’ advisor.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-944-4367.

Approval of Advisory Agreement – Compass EMP Funds (Unaudited)

          At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on November 26, 2012, the Board considered the approval of the Management Agreement between Compass Efficient Model Portfolios, LLC (“Compass”) and the Trust on behalf of the Compass EMP Multi-Asset Balanced Fund (the “Compass Balanced Fund”), Compass EMP Multi-Asset Growth Fund (the “Compass Growth Fund”) and the Compass EMP Alternative Strategies Fund (the “Alternative Fund”).

          The Trustees reviewed Compass’ responses to a series of questions regarding, among other things, the investment performance of each Fund for various periods, Compass’ services to the Funds, comparative fee and expense information, and an estimate of Compass’ profitability from managing each Fund (“Compass 15c Response”). The Trustees noted that Compass is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds. The Trustees did note, however, that Compass receives the benefit of 12b-1 fees that are used to promote the sale of Fund shares and of soft dollar arrangements.

          As to the nature, extent and quality of the services provided by Compass to the Funds, the Trustees reviewed the Compass’ 15c Response and Compass’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Compass. The Board considered Compass’ duties under the terms of the Management Agreement. The Trustees noted that Compass had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws. The Board further noted that material amendments were made to the Compass’ compliance program since the Board last renewed the Management Agreement. Ms. Brown stated that she reviewed Compass’ amended compliance manual and, as reported during the compliance report earlier in the meeting, conducted an on-site meeting in November 2012 with certain members of Compass management to review of Compass’ compliance program. She discussed her findings with the Board and noted that Compass’ compliance program appeared to be adequate. The Board then reviewed two memorandums authored by Compass’ Chief Compliance Officer contained in Compass’ 15c Response which described compliance matters that arose in 2011. At the request of the Board, Mr. Moore discussed Compass’ policies regarding the selection of broker-dealers for portfolio transactions, during which he stated that Compass does not select broker-dealers involved in the sale of the Funds’ shares to effect securities transactions for the Funds. After further discussion, the Trustees concluded that Compass adviser has provided a level of service consistent with the Board’s expectations.

          Performance. As to the Funds’ performance, the Board referred to Compass’ 15c Response, which compared each Fund’s performance to (i) the Barclays Hedge Fund of Funds Index, Barclays Hedge Fund Index and MSCI World Stock Index for the quarter, year-to-date, one-year, two-year, three-year (as applicable) and since inception periods ended September 30, 2012, (ii) the Fund’s respective Morningstar category for the quarter, year-to-date, one-year, two-year, three-year (as applicable) and, with respect to the Balanced Fund and the Growth Fund only, the three-year and ten month periods ended October 31, 2012, and (iii) to the Fund’s respective peer group for the year-to-date, one-year, two-year, three-year (as applicable) and the two-year and ten month or three-year and ten month (as applicable) periods ended October 31, 2012, and for each calendar year since inception. The Board also considered performance of the Funds relative to the S&P 500 Index for the same periods ended September 30, 2012, which was provided to the Board in the regular quarterly reports of the meeting materials.

          With respect to the Compass Balanced Fund, the Board noted that the Fund had underperformed the Barclays Hedge Fund Index, MSCI World Stock Indexand Morningstar Conservative Allocation category median for each period and underperformed the Barclays Hedge Fund of Funds Index for the quarter, year-to-date and one-year periods. The Board also noted that the Fund had outperformed the

Barclays Hedge Fund of Funds Index for the two-year, three-year periods. The Board then discussed the performance of the Fund relative to its peer group funds for the various periods ended October 31, 2012. The Board then noted the Fund’s strong performance for the 2009 calendar year The Board then discussed the significant underperformance of the Fund relative to a majority of the peer funds for the year-to-date period.

          With respect to the Compass Growth Fund, the Board noted that, except for the Fund’s outperformance of the Barclays Hedge Fund of Fund Index for the three-year and since inception periods, the Fund’s returns lagged those of the Barclays Hedge Fund Index, MSCI World Stock Index and Morningstar Aggressive Allocation category median for each period. The Board then reviewed the performance of the Fund relative to its peer group funds for the various periods ended October 31, 2012. The Board then noted the Fund’s strong performance relative to its peer group for the 2009 and 2010 calendar years, and underperformance for the 2011 calendar year. The Board further noted that the Fund significantly underperformed a majority of the peer funds for the year-to-date period.

          With respect to the Compass Alternative Fund, the Board noted that the Fund had underperformed the Morningstar Managed Futures category median, Barclays Hedge Fund of Funds Index, Barclays Hedge Fund Index and MSCI World Stock Index for each period. The Board then reviewed the performance of the Fund relative to its peer group funds for the various periods. The Board then noted the Fund’s strong performance relative to its peer group for the 2010 calendar year, and underperformance for the 2011 calendar year.

          At the Board’s request, Mr. Hammers discussed each Fund’s performance. Mr. Hammers reviewed the Funds’ multi-asset strategy, noting the emphasis on alternative investments. He then reviewed each Fund’s current long/short positions and explained that each Fund’s positions are determined by Compass’ rule based methodology, not subjectively determined. He stated that the Funds were not designed to track any fund category, market or index over any give time frame. Mr. Hammers then discussed the volatile market conditions since the third quarter of 2011 and described the negative effects of the sharp swings in the markets on the implementation of the Funds’ strategies and each Fund’s performance. The Board discussed the Funds investment strategies and the difficulties executing of the strategies in recent market conditions, and reviewed and discussed the relative volatility of the Funds, and determined that in light of these and other considerations each Fund’s performance was acceptable.

          Fees and Expenses. As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of funds selected by Compass. The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group.

          With respect to the Compass Balanced Fund, the Board noted that the Fund pays Compass a management fee of 0.50%, which was lower or in-line with five out of the seven peer funds from the Morningstar Conservative Allocation category and below all three of the peer funds from the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund’s expense ratio was lower than five of the seven funds from the Morningstar Conservative Allocation category and below all three of the peer funds from the Morningstar Alternative/Multi-Alternative category. Mr. Szilagyi then reported that the Fund’s management fee was below the average of the peer group of 0.68% but above the average management fee of the funds in the Morningstar category of 0.40%.

          With respect to the Compass Growth Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was lower than five of the seven peer funds in the Morningstar Aggressive Asset Allocation category and below two of the three peer funds in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund’s expense ratio was lower than three of the seven peer funds in the Morningstar Aggressive Asset Allocation category and lower than two of the three peer funds in the Morningstar Alternative/Multi-Alternative category. Mr. Szilagyi then reported that the Fund’s management fee was below the average of the peer group of 0.88% but above the average management fee of the funds in the Morningstar category of 0.42%.

          With respect to the Compass Alternative Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was lower than four of the six peer funds in the Morningstar Alternative/Multi-Alternative category and below all four of its peer funds in the Morningstar Managed Futures category. The Board also noted that the Fund’s expense ratio was lower than two of the six peer funds in the Morningstar Alternative/Multi-Alternative category and lower than all four of the funds in the Morningstar Managed Futures category. Mr. Szilagyi then reported that the Fund’s management fee was below the average of the peer group of 1.08% and below the average management fee of the funds in the Morningstar category of 1.06%.

          The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from Compass and the level of fees paid by funds in each peer group.

          Profitability. As to the costs of the services to be provided and the profits to be realized by Compass, the Trustees reviewed Compass’ analysis of its estimated profitability and its financial condition, and noted that Compass is participating in expense cap arrangements. The Board discussed Compass’ profitability, as reported by Compass for each Fund. The Board also noted that Compass has entered into several revenue sharing arrangements with large broker-dealers or wire houses, and has employed an external sales organization to wholesale the Compass Funds. Based on their review, the Trustees concluded that they were satisfied that Compass’ level of profitability from its relationship with each Fund was not excessive.

          Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Compass to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets. However, the Trustees recognized that the Funds had not yet reached asset levels where Compass could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time. They noted that the Alternative Strategies Fund had attained a size where the adviserrealized a more meaningful profit than with respect to the other Compass Funds, but not yet a size that would suggest the adviser is benefiting from significant economies of scale. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

          As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Compass is in the best interests of each of the Funds and their respective shareholders.

COMPASS EMP FUNDS
EXPENSE EXAMPLES
November 30, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(a)	Ending Account Value 11/30/12	Expenses Paid During Period

Compass Alternative Strategies Fund – Class A	1.41%	$1,000.00	$951.90	$6.73	$1,017.95	$6.96
Compass Alternative Strategies Fund – Class C	2.16%	$1,000.00	$948.20	$10.37	$1,014.20	$10.72
Compass Alternative Strategies Fund – Class T	1.66%	$1,000.00	$950.60	$7.97	$1,016.70	$8.22
Compass Multi-Asset Balanced Fund – Class A	1.15%	$1,000.00	$1,002.40	$5.76	$1,019.25	$5.81
Compass Multi-Asset Balanced Fund – Class C	1.90%	$1,000.00	$998.40	$9.49	$1,015.50	$9.57
Compass Multi-Asset Balanced Fund – Class T	1.40%	$1,000.00	$1,000.80	$7.00	$1,018.00	$7.06
Compass Multi-Asset Growth Fund – Class A	1.45%	$1,000.00	$988.10	$7.21	$1,017.75	$7.31
Compass Multi-Asset Growth Fund – Class C	2.20%	$1,000.00	$984.40	$10.91	$1,014.00	$11.08
Compass Multi-Asset Growth Fund – Class T	1.70%	$1,000.00	$986.30	$8.44	$1,016.50	$8.57

(a) Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 366.

PRIVACY NOTICE

Rev. June 2011
FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Mutual Fund Series Trust collect my personal information?	We collect your personal information, for example, when you

	•	open an account or deposit money
	•	direct us to buy securities or direct us to sell your securities
	•	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

	•	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	•	affiliates from using your information to market to you.
	•	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
	•	Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
	•	Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Mutual Fund Series Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR
Compass Efficient Model Portfolios, LLC
213 Overlook Circle
Suite A-1
Brentwood, TN 37027

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2012	2011

Compass EMP Alternative Strategies	$37,500	$12,500
Compass EMP Multi-Asset Growth	$37,500	$12,500
Compass EMP Multi-Asset Balanced	$37,500	$12,500

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2012	2011

Compass EMP Alternative Strategies	$10,500	$3,500
Compass EMP Multi-Asset Balanced	$10,500	$3,500
Compass EMP Multi-Asset Growth	$10,500	$3,500

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: February 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: February 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: February 8, 2012